Impairment loss on financial instruments, net (Tables)	12 Months Ended
Dec. 31, 2019
Impairment loss on financial instruments, net
Schedule of gain or loss on financial instrument recognized in the consolidated statements of profit or loss

The following table sets forth the details for the gain or loss on financial instrument recognized in the consolidated statements of profit or loss:

	December 31,
	2019	2018	2017
Gain (loss) on derivative financial instruments and changes in foreign currency, net	672	(1,226)	(437)
(Loss) gain on financial instruments at fair value through profit or loss	(2,258)	648	(732)
Realized gain on sale of a financial instruments at FVOCI	186	194	249
Gain (loss) on sale of loans	21	(625)	181
	(1,379)	(1,009)	(739)